Term Loan (Tables)	3 Months Ended
Mar. 31, 2017
Debt Disclosure [Abstract]
Schedule of debt
Debt consisted of the following as of March 31, 2017 and December 31, 2016:

	March 31, 2017	December 31, 2016
Term loan	$1,499,331	$2,374,031
Less: debt discount	(6,975)	(20,364)
Term Loan, net of debt discount	$1,492,356	$2,353,667